Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net (loss) income	$ (586,939)	$ 1,361,939
Net (income) loss from discontinued operations		17,607
Net (loss) income from continuing operations	(586,939)	1,379,546
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Changes in allowances - accounts receivable	(183)	217,244
Changes in allowances - advances to suppliers	362,030	(575,802)
Changes in allowances - inventories		(19,180)
Depreciation and amortization	36,339	32,122
Non-cash lease expenses	(163,301)
Gain on short-term investments	(25,809)
Loss from disposal of a subsidiary	15,757
Share-based compensation	2,000,000	805,410
Changes in operating assets and liabilities:
Accounts receivable	5,705,789	(3,338,643)
Advances to suppliers	(3,176,809)	11,849,581
Inventories, net	(3,909,673)	(102,143)
Notes receivable	(3,931,869)
Other current assets	9,203,508	39,397
Accounts payable	663,072	65,948
Operating lease liabilities	218,136
Other current liabilities	(35,704)	(636,270)
Net cash provided by operating activities from continuing operations	6,374,344	9,717,210
Net cash provided by operating activities from discontinued operations		8,049
Net cash provided by operating activities	6,374,344	9,725,259
Cash flows from investing activities
Purchase of property, plant and equipment	(1,094)
Purchase of intangible assets		(1,353)
Short-term deposits	(36,487,740)	(2,751,873)
Acquisition of subsidiaries	(11,009,232)
Other receivable	(7,863,737)
Proceeds from disposal of a subsidiary	2,752,278
Purchase of long-term investments	(157,275)
Purchase of short-term investments	(157,275)
Net cash used in investing activities from continuing operations	(52,924,075)	(2,753,226)
Net cash used in investing activities from discontinued operations		(14,745)
Net cash used in investing activities	(52,924,075)	(2,767,971)
Cash flows from financing activities
Net proceeds from stock issuance	6,000,000	6,709,040
Repayments of bank loans	(46,808)	(168,170)
Repayment of advances from related parties	(57,673)
Proceeds from advances from related parties		302,793
Net cash provided by financing activities from continuing operations	5,895,519	6,843,663
Net cash provided by financing activities	5,895,519	6,843,663
Effect of exchange rate changes on cash and restricted cash	(3,335,361)	78,715
Net (decrease) increase in cash and restricted cash	(43,989,573)	13,879,666
Cash and restricted cash, beginning of year	59,262,514	2,165,151
Cash and restricted cash, end of year	15,272,941	16,044,817
Cash from discontinued operations, Ending		62,099
Reconciliation of cash and restricted cash
Cash, beginning of year	59,251,904	481,906
Restricted cash, beginning of year		1,617,000
Cash from continuing operations, Beginning	59,251,904	2,098,906
Cash from discontinued operations, Beginning	10,610	66,245
Cash and restricted cash, beginning of year	59,262,514	2,165,151
Cash, end of year	15,272,941	14,303,790
Restricted cash, end of year		1,678,928
Cash from continuing operations, Ending	15,272,941	15,982,718
Cash and restricted cash, end of year	15,272,941	16,044,817
Supplemental disclosure information:
Income taxes paid	5,626	327
Interest paid	85,769	46,922
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	$ 401,615	$ 836,994